Income Taxes - Components of Net Deferred Income Tax Assets and Liabilities (Detail) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Deferred tax assets:
Net operating loss	₨ 1,428,914	$ 20,661	₨ 550,923
Tax on Inter — Company margin	205,129	2,966	500,474
Deferred revenue	315,881	4,567	216,225
Asset retirement obligation	141,523	2,046	79,325
Depreciation and amortization	827,576	7,218	957,272
Minimum alternate tax credit	767,307	11,095	456,152
Allowance for doubtful accounts	13,976	202	15,541
Other deductible temporary difference	83,312	1,205	59,410
Valuation allowance	(328,398)	(4,748)	(715,340)	$ (10,343)	₨ (12,845)
Deferred tax liabilities:
Depreciation and amortization	(2,790,299)	(35,597)	(1,911,206)
Other comprehensive income	(312,204)	(4,514)	(48,521)
Net deferred tax (liability) asset	₨ 352,717	$ 5,101	₨ 160,255